Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
The activity in accumulated other comprehensive loss is presented in the tables below (in thousands). All amounts are shown net of tax, which is calculated using a combined Federal and state income tax rate approximating 37%.

	Accumulated Other Comprehensive Loss
		Unrealized
		Gains (Losses) on
	Defined Benefit	Securities
	Pension Plans	Available-for-Sale	Total

Balance at December 31, 2011	$(4,732)	$825	$(3,907)

Other comprehensive income before reclassifications	62	3,343	3,405
Amounts reclassified from other comprehensive loss	(325)	(595)	(920)
	(263)	2,748	2,485

Balance at December 31, 2012	$(4,995)	$3,573	$(1,422)

Other comprehensive income before reclassifications	2,685	(5,201)	(2,516)
Amounts reclassified from other comprehensive loss	(570)	(482)	(1,052)
	2,115	(5,683)	(3,568)

Balance at December 31, 2013	$(2,880)	$(2,110)	$(4,990)

Schedule of Amounts Reclassified from Accumulated Other Comprehensive Income

	Amount reclassified from Other Comprehensive Loss			Affected line item
	December 31,			in the Statements
	2013	2012	2011	of Income

Securities available-for-sale:
Net securities (gains) losses reclassified into earnings	$(764)	$(954)	$(2,483)	Security gains (losses)
Related income tax expense	282	359	935	Income tax expense
Net effect on accumulated other comprehensive loss	$(482)	$(595)	$(1,548)

Net periodic employee benefit cost	$(903)	$(521)	$(386)	Salaries and employee benefits
Related income tax (benefit)	333	196	145	Income tax expense
Net effect on accumulated other comprehensive loss	$(570)	$(325)	$(241)